Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	MCGRAW HILL FINANCIAL INC
Entity Central Index Key	0000064040
Document Type	8-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false